VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

December 12, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Variable Portfolios, Inc.
(the “Registrant”)
(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrants’ Class ADV, Class I, Class S, and Class S2 Prospectus dated May 1, 2014, as supplemented November 21, 2014 for Voya Global Value Advantage Portfolio.

The purpose of the filing is to submit the 497(e) filing dated November 21, 2014 in XBRL.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Counsel

Voya Investment Management